CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 28,397	$ 48,144
Marketable securities	23,998	23,998
Accounts receivable	731	818
Grants receivable	9,172	8,116
Inventories	13,503	5,122
Prepaid expenses and other current assets	14,203	6,677
Total current assets	66,006	92,875
Property and equipment, net	58,515	46,895
Operating lease right-of-use assets	2,016	2,167
Intangible assets, net	15,680	17,947
Other assets	4,084	3,959
Total assets	146,301	163,843
Current liabilities:
Accounts payable, including due to related party of $147 and $93, respectively	10,066	8,322
Accrued expenses and other current liabilities, including due to related party of $5,664 and $109 respectively	13,660	7,320
Deferred income	32,370	624
Operating lease liabilities	541	421
Convertible promissory notes due to related party, held at fair value	27,128
Notes payable	1,950	254
Warrant liabilities	15,821	600
Total current liabilities	101,536	17,522
Deferred income	8,914	8,276
Operating lease liabilities	1,519	1,780
Notes payable, including due to related party of $16,523 and $18,936, respectively	35,131	34,002
Warrant liabilities		11,500
Other long-term liabilities, including due to related party of $2,623 and $2,416, respectively	5,588	11,729
Total liabilities	152,688	84,827
Commitments (Note 6)
Noncontrolling interest	11,855	12,429
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021		213,525
Stockholders' equity (deficit):
Common stock	1	1
Additional paid-in capital	(64,549)	23,907
Accumulated other comprehensive income	219	938
Accumulated deficit	(265,507)	(171,784)
Total stockholders' equity (deficit)	(329,836)	(146,938)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	146,301	163,843
Warrants
Current liabilities:
Warrant liabilities	15,821	581
Warrant liabilities		11,518
Series A-1
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	7,113	6,176
Series A-2
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	3,033	3,033
Series A3 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	7,460	4,463
Series A4 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	2,602	2,602
Series A-5
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	44,307	24,991
Series Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	56,959	32,763
Series 2 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	53,201	30,684
Series 3 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021	136,919	$ 108,813
Gelesis Inc [Member]
Current assets:
Accounts receivable	$ 700